Intangible Assets, net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, net
Note 11. Intangible assets, net
Details of intangible assets and changes in the Group's intangible assets balances are presented below:

	Goodwill	Software	Brands	Contract with customers	Development costs	Total

Cost
On January 1, 2021	24,854	5,047	8,823	7,237	14,124	60,085
Additions: internal development	—	3,000	—	—	18,182	21,182
Acquisitions	—	67	—	—	—	67
Transfer	—	(928)	—	—	928	—
As of December 31, 2021	24,854	7,186	8,823	7,237	33,234	81,334

On January 1, 2022	24,854	7,186	8,823	7,237	33,234	81,334
Additions: internal development	—	—	—	—	36,849	36,849
Acquisitions	—	87	—	—	—	87
Acquired from business combination (nota 6 (i))	48,742	4,120	—	2,212	—	55,074
As of December 31, 2022	73,596	11,393	8,823	9,449	70,083	173,344

Accumulated amortization

On January 1, 2021	—	(474)	(14)	(74)	—	(562)
Amortization	—	(869)	(176)	(239)	(4,860)	(6,144)
As of December 31, 2021	—	(1,343)	(190)	(313)	(4,860)	(6,706)

On January 1, 2022	—	(1,343)	(190)	(313)	(4,860)	(6,706)
Amortization	—	(1,148)	(293)	(828)	(13,839)	(16,108)
As of December 31, 2022	—	(2,491)	(483)	(1,141)	(18,699)	(22,814)

Book value
As of December 31, 2021	24,854	5,843	8,633	6,924	28,374	74,628
As of December 31, 2022	73,596	8,902	8,340	8,308	51,384	150,530
There were no events or changes in circumstances that indicate that the carrying amount of intangible assets with finite useful life may not be recoverable and therefore no impairment charges were recorded for the years 2022 and 2021.
Impairment tests for goodwill
Given the interdependency of cash flows and the merger of business practices during 2022, the Group reassess the recovering amount and all Group’s entities are considered a single cash generating unit (“CGU”) and, therefore, a goodwill impairment test is performed at the single operating level. Therefore, the carrying amount considered for the impairment test represents the Company’s equity.
The Group tests whether goodwill has suffered any impairment on an annual basis or more frequently if there is an impairment indicator. For the years ended December 31, 2022, the recoverable amount of the single CGU was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a four-year period.
Cash flows beyond the five-year period are extrapolated using the estimated growth rates, which are consistent with forecasts included in industry reports specific to the industry in which the Group operates.
The Group performed its annual impairment test as of December 31, 2022 which did not result in the need to recognize impairment losses on the carrying value of goodwill.
Key assumptions used in value-in-use calculations and sensitivity to changes in assumptions are:

Assumption	Approach used to determining values

Sales volume	Average annual growth rate over the five-year forecast period; based on past performance and management’s expectations of market development.
Budgeted gross margin	Based on past performance and management’s expectations for the future.
Operating costs	Fixed costs of the CGUs, which do not vary significantly with sales volumes or prices. Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost-saving measures. The amounts disclosed above are the average operating costs for the five-year forecast period.
Annual capital expenditure	Expected cash costs in the CGUs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value in use model as a result of this expenditure
Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.
The long-term growth rate utilized in the impairment test of goodwill is 3.34%.
Discount rates represent the current market assessment of the risks specific to the Group, taking into consideration the time value of the money and risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and is derived from its weighted average cost of capital (WACC) results in 20.87%. The WACC taking into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group has. Adjustments to the discount rate are made to factor in the specific amount and timing of the future tax flows in order to reflect a pre-tax discount rate.The average pre-tax discount rate applied to cash flow projections is 26.98%.